Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance

The following table summarizes compensation paid to our Chief Executive Officer, who is also our principal executive officer (“PEO”) as set forth in our Summary Compensation Table, compensation actually paid to our PEO, average compensation paid to our Non-PEO NEOs as set forth in our Summary Compensation Table, and average compensation actually paid to our Non-PEO NEOs, each as calculated in accordance with SEC rules, and certain Company and peer group performance measures for the periods indicated:

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non- PEO NEOs (2)	Total Shareholder Return (4)	Peer Group Total Shareholder Return (4)	Net Income (in thousands)	Return on Shareholders' Equity (5)
2022	4,587,518	6,311,917	1,311,075	1,662,554	$143.07	$126.27	54,395	21.0%

2021	4,760,218	4,371,177	1,278,358	1,206,905	$110.12	$143.94	35,729	16.9%

2020	5,155,604	5,382,937	1,003,522	975,760	$115.12	$131.59	29,803	14.6%

(1)	Robert Ruhlman was the PEO for all three years (2020-2022).
(2)

The dollar amounts shown in these columns reflect “compensation actually paid” calculated in accordance with SEC rules. The charts below detail the additions and deductions to Compensation Actually Paid calculation. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO or other NEOs during the applicable years.

(3)

The non-PEO NEOs are comprised of: 2022 and 2021– J. Ryan Ruhlman, Dennis F. McKenna, William H. Haag III and Andrew S. Klaus; 2020 – David Sunkle, Dennis F. McKenna, William H. Haag III, Michael Weisbarth and Andrew S. Klaus.

(4)

These columns assume a $100 investment was made in our common shares and in the stock of our Peer Group (defined herein) on the last day of our fiscal year before the earliest reported period and all dividends were reinvested. The “Peer Group” is made up of the companies in the Hemscott Industry Group 627 (Industrial Electrical Equipment), which is the peer group used for the Performance Graph in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022.

(5)

Return on shareholders’ equity is the financial performance measure, which, in the Company’s assessment, represents for 2022 the most important performance measure used to link compensation actually paid to our PEOs and non-PEO NEOs to the Company’s performance.

Company Selected Measure Name	Return on shareholders’ equity
Named Executive Officers, Footnote [Text Block]
(1)	Robert Ruhlman was the PEO for all three years (2020-2022).

PEO Total Compensation Amount	$ 4,587,518	$ 4,760,218	$ 5,155,604
PEO Actually Paid Compensation Amount	$ 6,311,917	4,371,177	5,382,937
Adjustment To PEO Compensation, Footnote [Text Block]
(2)

The dollar amounts shown in these columns reflect “compensation actually paid” calculated in accordance with SEC rules. The charts below detail the additions and deductions to Compensation Actually Paid calculation. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO or other NEOs during the applicable years.

The following tables set forth the adjustments made to the total compensation information included in the Summary Compensation Table (“SCT”) for the PEO and non-PEO NEOs, as an average, for purposes of providing the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” in the table above.

PEO – Adjustments for Compensation Actually Paid (CAP) to PEO

PEO Summary Compensation Total (SCT) to CAP Adjustments	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” Column of the SCT	(1,889,622)	(1,920,858)	(2,433,539)

Addition of Fair Value of Awards Granted During Year that Remain Unvested as of Year-End (1)	2,660,782	1,729,949	2,254,961

Addition/Deduction of Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End (1)	1,109,563	(238,088)	495,213

Addition/Deduction of Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year (1)	(156,324)	39,956	(89,302)

Total Adjustments	1,724,399	(389,041)	227,333

Non-PEO NEO Average Total Compensation Amount	$ 1,311,075	1,278,358	1,003,522
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,662,554	1,206,905	975,760
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)

The non-PEO NEOs are comprised of: 2022 and 2021– J. Ryan Ruhlman, Dennis F. McKenna, William H. Haag III and Andrew S. Klaus; 2020 – David Sunkle, Dennis F. McKenna, William H. Haag III, Michael Weisbarth and Andrew S. Klaus.

Average Non-PEO NEOs – Adjustments for CAP to Non-PEO NEOs

Non-PEO NEOs Summary Compensation Total to CAP Adjustments	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” Column of the SCT	(408,213)	(394,581)	(302,531)

Addition of Average Fair Value of Awards Granted During Year that Remain Unvested as of Year-End (1)	574,805	355,365	338,106

Addition/Deduction of Average Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End (1)	185,535	(33,695)	54,133

Addition/Deduction of Average Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year (1)	(648)	1,458	(2,725)

Deduction of Average Fair Value as of Prior Year-End for Prior Year Awards Forfeited During theYear (1)	—	—	(114,745)

Total Adjustments	351,479	(71,453)	(27,762)

(1)	The fair value of equity component of the CAP calculation was determined in accordance with Item 402(v) of Regulation S-K.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
(4)

These columns assume a $100 investment was made in our common shares and in the stock of our Peer Group (defined herein) on the last day of our fiscal year before the earliest reported period and all dividends were reinvested. The “Peer Group” is made up of the companies in the Hemscott Industry Group 627 (Industrial Electrical Equipment), which is the peer group used for the Performance Graph in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022.

Tabular List [Table Text Block]

The Company views the following financial performance measures as the most important to link Compensation Actually Paid to the PEO and NEOs for fiscal 2022 to Company performance:

•	Sales
•	Pre-tax income
•	Return on shareholders’ equity

Total Shareholder Return Amount	$ 143.07	110.12	115.12
Peer Group Total Shareholder Return Amount	126.27	143.94	131.59
Net Income (Loss)	$ 54,395,000	$ 35,729,000	$ 29,803,000
Company Selected Measure Amount	0.0210	0.0169	0.0146
PEO Name	Robert Ruhlman	Robert Ruhlman	Robert Ruhlman
Additional 402(v) Disclosure [Text Block]
(1)	The fair value of equity component of the CAP calculation was determined in accordance with Item 402(v) of Regulation S-K.

Non-Peo Name	J. Ryan Ruhlman, Dennis F. McKenna, William H. Haag III and Andrew S. Klaus	J. Ryan Ruhlman, Dennis F. McKenna, William H. Haag III and Andrew S. Klaus	David Sunkle, Dennis F. McKenna, William H. Haag III, Michael Weisbarth and Andrew S. Klaus
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	• Sales
Non-GAAP Measure Description [Text Block]	Return on shareholders’ equity is the financial performance measure, which, in the Company’s assessment, represents for 2022 the most important performance measure used to link compensation actually paid to our PEOs and non-PEO NEOs to the Company’s performance.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	• Pre-tax income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	• Return on shareholders’ equity
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,724,399	$ (389,041)	$ 227,333
PEO [Member] | Deduction for Amounts Reported under the “Stock Awards” Column of the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,889,622)	(1,920,858)	(2,433,539)
PEO [Member] | Addition of Fair Value of Awards Granted During Year that Remain Unvested as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,660,782	1,729,949	2,254,961
PEO [Member] | Addition/Deduction of Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,109,563	(238,088)	495,213
PEO [Member] | Addition/Deduction of Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(156,324)	39,956	(89,302)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	351,479	(71,453)	(27,762)
Non-PEO NEO [Member] | Deduction for Amounts Reported under the “Stock Awards” Column of the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(408,213)	(394,581)	(302,531)
Non-PEO NEO [Member] | Addition Of Average Fair Value Of Awards Granted During Year That Remain Unvested As Of Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	574,805	355,365	338,106
Non-PEO NEO [Member] | Addition/Deduction of Average Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	185,535	(33,695)	54,133
Non-PEO NEO [Member] | Addition/Deduction of Average Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (648)	$ 1,458	(2,725)
Non-PEO NEO [Member] | Deduction of Average Fair Value as of Prior Year-End for Prior Year Awards Forfeited During the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (114,745)